Bank Loan (Tables)	12 Months Ended
Jun. 30, 2025
Bank Loan [Abstract]
Schedule of Bank Loan

Bank loans represent the amounts due to various banks. As of June 30, 2025 and 2024, bank loans consisted of the following:

	Annual Interest		As of June 30,
	Rate	Maturities	2025	2024
Short-term loans:
Industrial Bank, Xiamen (1)	4.00%	September 18, 2024	-	412,814
Industrial Bank, Xiamen (2)	3.85%	September 18, 2025	418,784	-
Industrial Bank, Xiamen (3)	4.00%	January 30, 2025	-	412,814
Industrial Bank, Xiamen (4)	3.50%	January 22, 2026	418,784	-
Bank of Communications, Xiamen (5)	3.65%	December 18, 2024	-	195,591
Bank of Communications, Xiamen (6)	3.65%	December 18, 2024	-	217,223
ICBC, Xiamen (7)	3.65%	August 1, 2024	-	412,814
ICBC, Xiamen (8)	3.35%	August 5, 2025	418,784	-
Rural Commercial Bank, Xiamen (9)	6.90%	March 7, 2025	-	412,814
Rural Commercial Bank, Xiamen (10)	5.65%	March 7, 2026	417,388	-
Huaxia Bank, Xiamen (11)	3.45%	March 21, 2025	-	688,023
Huaxia Bank, Xiamen (12)	3.10%	March 25, 2026	697,972
Bank of China, Xiamen (13)	3.50%	December 11, 2024	-	41,281
Bank of China, Xiamen (14)	3.50%	December 11, 2024	-	41,281
Bank of China, Xiamen (15)	2.90%	August 28, 2025	418,784	-
Xiamen International Bank (16)	4.50%	June 14, 2025	-	550,418
Xiamen International Bank (17)	4.00%	June 5, 2026	552,795	-
Total			$3,343,291	$3,385,073